United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: September 30,2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jeffrey Malbasa
Title: 	Director of Marketing
Phone:	216-464-6266
Signature, Place and Date of Signing:

Jeffrey Malbasa	Cleveland, Ohio		November 2, 2007

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	45

Form 13F Information Table Value Total:	$118,481,358


	Title of		Value		Invst	Other	Voting Authority
Name of Issuer	Class	Cusip	(x$1000)	Shares	Disc	Mngrs	Sole	Shared	None

Exxon Mobil Corp.	Com	30231G102	16,406	177250	Sole		177250
ConocoPhillips	Com	20825C104	6,337	72204	Sole		72204
General Elec Company	Com	369604103	4,610	111355	Sole		111355
Schering Plough Corporation	Com	806605101	4,116	130115	Sole		130115
Danaher Corp Del	Com	235851102	4,037	48805	Sole		48805
Eaton Corporation	Com	278058102	3,893	39306	Sole		39306
Parker-Hannifin	Com	701094104	3,827	34225	Sole		34225
EMC Corp Mass	Com	268648102	3,544	170389	Sole		170389
Procter & Gamble Co	Com	742718109	3,507	49861	Sole		49861
Oracle Corporation	Com	68389x105	3,309	152845	Sole		152845
Cisco Systems Inc.	Com	17275R102	3,302	99679	Sole		99679
Microsoft Corporation	Com	594918104	3,263	110749	Sole		110749
CR Bard Inc.	Com	067383109	3,237	36700	Sole		36700
Johnson & Johnson	Com	478160104	3,222	49041	Sole		49041
L-3 Communications Hldgs Incorporated	Com	502424104	3,195	31276	Sole		31276
Zimmer Hldgs Incorporated	Com	98956P102	3,188	39360	Sole		39360
Alcoa Incorporated	Com	013817101	3,039	77672	Sole		77672
Sherwin Williams Company	Com	824348106	2,956	44978	Sole		44978
Becton Dickinson & Company	Com	075887109	2,788	33981	Sole		33981
Allied Capital Corp	Com	01903Q108	2,666	90715	Sole		90715
Lowes Companies Inc.	Com	548661107	2,604	92922	Sole		92922
Bank Of America Corporation	Com	060505104	2,537	50464	Sole		50464
Chevrontexaco Corporation	Com	166764100	2,477	26474	Sole		26474
Valero Energy Corporation New	Com	91913Y100	2,425	36102	Sole		36102
Citigroup Incorporated	Com	172967101	2,384	51089	Sole		51089
Novartis A G ADR (Switzerland)	Com	66987V109	2,378	43275	Sole		43275
American International Group Incorporated	Com	026874107	2,372	35060	Sole		35060
RPM International Incorporated	Com	749685103	2,267	94645	Sole		94645
Applied Materials Incorporated	Com	038222105	2,227	107567	Sole		107567
BP PLC ADR	Com	055622104	2,176	31376	Sole		31376
Harrahs Entertainment Incorporated	Com	413619107	2,126	24460	Sole		24460
Intel Corporation	Com	458140100	1,873	72447	Sole		72447
Progressive Corp Ohio	Com	743315103	1,705	87854	Sole		87854
America Movil S A De C V Spon Adr L Shs	Com	02364W105	640	10000	Sole		10000
Lincoln Elec Hldgs Incorporated	Com	533900106	601	7750	Sole		7750
International Business Machines	Com	459200101	580	4927	Sole		4927
Merck & Co. Inc.	Com	589331107	352	6802	Sole		6802
Verizon Communications	Com	92343V104	351	7934	Sole		7934
PetroHawk Energy Corp.	Com	716495106	325	19800	Sole		19800
AT&T Corporation	Com	00206R102	320	7573	Sole		7573
Pepsico Incorporated	Com	713448108	304	4149	Sole		4149
Huntington Bancshares Inc.	Com	446150104	286	16842	Sole		16842
Altria Group Inc.	Com	02209S103	285	4105	Sole		4105
Dell Inc.	Com	24702R101	235	8506	Sole		8506
Dominion Res Incorporated Va New	Com	25746U109	208	2468	Sole		2468